PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024
Buildings and improvements	$7,683,957	$7,648,293
Furniture, fixtures and equipment	1,292,018	1,215,688
Leasehold improvements	1,276,778	1,175,252
Gaming equipment	319,464	274,301
Transportation	198,221	196,080
Freehold land	62,142	54,956
Land improvements	2,418	2,082
Construction in progress	2,175	721

Sub-total	10,837,173	10,567,373
Less: accumulated depreciation and amortization	(5,679,730)	(5,294,873)

Property and equipment, net	$5,157,443	$5,272,500

The depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2025, 2024 and 2023 were $486,487
,
$487,349 and $482,574, respectively.
The cost and accumulated amortization of right-of-use assets held under finance lease arrangements were $140,301 and $106,401 as of December 31, 2025 and $142,305 and $102,632 as of December 31, 2024, respectively. Further information on the lease arrangements is included in Note 11.
In accordance with the Macau gaming law, the Reversion Assets (as defined in Note 6) that reverted to the Macau government at the expiration of the previous gaming subconcession are currently owned by the Macau government. Effective as of January 1, 2023, the Reversion Assets were transferred by the Macau government to MRM for the duration of the Concession, in return for annual payments for the right to use and operate the Reversion Assets as part of the Concession, as disclosed in Note 6. As MRM continues to be operated in and with the Reversion Assets in the same manner as under the previous gaming subconcession to operate a gaming business in Macau which expired on December 31, 2022 and obtains substantially all of the economic benefits and bears all of the risks arising from the operation of these assets, and assuming it will be successful in obtaining a new concession upon expiry of the Concession, the Company continues to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.